Prepayments and Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Prepayments and Other Non-Current Assets [Abstract]
Prepayments and Other Non-Current Assets
13.	Prepayments and other non-current assets

	December 31,
	2020	2021
	RMB	RMB
Prepayments to vendors and content providers	58,706	139,968
Refundable lease deposits	8,173	8,519
Prepayments for purchase of land use right (i)	310,220	—
Others	2,362	2,400

Total	379,461	150,887

(i)
In November 2020, the Company had entered into an agreement for the acquisition of land use rights for its operations and the prepayment was amounted to

RM
B310,220
as of December 31, 2020. In July 2021, the Company obtained the effective land use certificate and accordingly recognized the prepayment of the land use right as right of use asset.